Fair Value Measurements - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Warrants options term		3 years
SAFEs [Member]
Warrants options risk free rate		30.00%
With IPO [Member]
Assumed total equity valuation	$ 3,300
Warrants options term	1 month 15 days
Warrants options volatility	76.20%
Warrants options risk free rate	0.08%
Percentage of occurrence of ipo	95
No IPO [Member]
Assumed total equity valuation	$ 1,900
Warrants options term	2 years 1 month 15 days
Warrants options volatility	72.10%
Warrants options risk free rate	0.13%
Weightage being assigned to the value derived in the IPO	5
Warrant [Member]
Assumed total equity valuation		$ 640
Warrants options volatility		49.60%
Warrants options risk free rate		1.62%
Warrant [Member] | No IPO [Member]
Warrants options risk free rate	35.00%	35.00%